FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measure at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Assets
Derivatives	$ 24,135		$ 24,566
Available-for-sale investment securities	236,700		162,600		0
Fair Value, Measurements, Recurring
Assets
Derivatives	0		0
Available-for-sale investment securities	1,032,096		1,441,846
Total	1,032,096		1,441,846
Liabilities
Derivatives	2,517		3,557
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 1
Assets
Derivatives	0		0
Available-for-sale investment securities	144		141
Total	144		141
Liabilities
Derivatives	0		0
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 2
Assets
Derivatives	24,135		24,566
Available-for-sale investment securities	1,031,952		1,441,705
Total	1,056,087		1,466,271
Liabilities
Derivatives	26,652		28,123
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 3
Assets
Derivatives	0		0
Available-for-sale investment securities	0		0
Total	0		0
Liabilities
Derivatives	0		0
Fair Value, Measurements, Recurring | Netting Adjustments
Assets
Derivatives	(24,135)	[1]	(24,566)	[1]
Available-for-sale investment securities	0	[1]	0	[1]
Total	(24,135)	[1]	(24,566)	[1]
Liabilities
Derivatives	$ (24,135)	[1]	$ (24,566)	[1]

[1]	Amounts represent the impact of legally enforceable master netting arrangements that allow First Financial to settle positive and negative positions and also cash collateral held with the same counterparties.